Fees Summary	Oct. 04, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,903,440,000.00
Previously Paid Amount	0.00
Total Fee Amount	262,865.07
Total Offset Amount	0.00
Net Fee	$ 262,865.07